FEDERATED ARMs FUND
--------------------------------------------------------------------------------

              ANNUAL REPORT FOR FISCAL YEAR ENDED AUGUST 31, 1995

    MANAGEMENT DISCUSSION AND ANALYSIS

    ----------------------------------------------------------------------------

        Federated ARMs Fund provides shareholders with a professionally managed portfolio consisting primarily of U.S. Government adjustable mortgage rate securities ("ARMs"). The fund is managed for a short duration of 1.5 to 2 years. Current investment strategy emphasizes a diversified range of adjustable rate mortgage securities with coupons averaging 7.45% and a weighted average modified duration of 1.75 years. The fund's portfolio targets a volatility level similar to a two-year U.S. Treasury note.

        During the annual reporting period, interest rates declined marginally in the one and two year area of the yield curve. The economic data over the twelve months could best be described as mixed. Based upon movement in the U.S. Treasury market during this time period the bias was to ignore the strong economic data in favor of the weaker data. The weaker economic numbers in combination with the prospect for real cuts in fiscal spending, or at least in the growth of fiscal spending, was responsible for the strong bond market's performance.

        ARMs performed well versus U.S. Treasury securities during the first quarter, but underperformed during the second quarter due to increased prepayment and interest rate volatility levels. Given the more than 150 basis point decline in one-year and ten-year U.S. Treasury yields, homeowners took advantage of the opportunity to lock in fixed rate mortgages that were equal to or below their upward resetting adjustable rate mortgages.

        In order to mitigate prepayment risk in the Federated ARMs Fund, securities with the risk of high prepayment potential were sold while seasoned ARMs paper with "burned out" characteristics was retained. Homeowners who originated their adjustable rate mortgages in the late 1980's have experienced several refinancing opportunities and those who have not refinanced have a lower probability of doing so in the future. The prepayment experience to date has proven this theory.

        Going forward, the outlook for the ARMs market from a technical standpoint appears positive. The flattening yield curve should cause a further shift of mortgage origination into fixed rate mortgages from adjustable rate mortgages. The declining supply of adjustable rate securities would help to tighten spreads. Adjustable rate mortgage origination currently accounts for 25% of the total mortgage origination versus 59% at the beginning of the year.

        As of August 31, 1995, the fund recorded net assets of $992.2 million with an average 30-day yield as calculated under SEC guidelines of 6.30%* for Institutional Shares and 6.04%* for Institutional Service Shares, upon a net asset value of $9.65. The fund's total return for the twelve months ended August 31, 1995, was 6.21%* for the Institutional Shares and 5.94%* for the Institutional Service Shares compared to 6.48% for the Merrill Lynch 1-Year Treasury Index**, 7.55% for the Merrill Lynch 2-Year Treasury Index**, and 1.34% for the Lipper ARM Fund Average. The fund is rated AAAf/aa+ for credit quality by Standard & Poor's Ratings Group,** and Aaa by Moody's Investors Service, Inc.,** and will continue to strive to provide monthly cash flow and daily liquidity while seeking competitive yields.

  *PERFORMANCE QUOTED  REPRESENTS  PAST PERFORMANCE  AND  IS NOT  INDICATIVE  OF
   FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

 **INDICES, UNLIKE MUTUAL FUNDS, ARE UNMANAGED.

***THESE RATINGS ARE OBTAINED AFTER STANDARD & POOR'S RATINGS GROUP AND  MOODY'S
   INVESTORS SERVICE, INC. EVALUATE A NUMBER OF FACTORS INCLUDING CREDIT QUALITY, MARKET PRICE EXPOSURE AND MANAGEMENT. THEY MONITOR THE PORTFOLIO WEEKLY FOR DEVELOPMENTS THAT COULD CAUSE CHANGES IN RATINGS.

FEDERATED ARMs FUND (INSTITUTIONAL SHARES)
--------------------------------------------------------------------------------

               GROWTH OF $25,000 INVESTED IN FEDERATED ARMS FUND
                             (INSTITUTIONAL SHARES)

    The graph below illustrates the hypothetical investment of $25,000 in Federated ARMs Fund (Institutional Shares) (the "Fund") from December 3, 1985 (start of performance) to August 31, 1995, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GBI)+, the Lehman Brothers Adjustable Rate Mortgage Index (LBARMI)+, and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA)++.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SEE APPENDIX A FOR GRAPH DISCRIPTIONS

              FEDERATED ARMS FUND (INSTITUTIONAL
                            SHARES)                    LB 1-3 GBI    LB ARM I      LARMFA
12/3/85                                      $25,000       $25,000
8/31/86                                       26,541        27,523
8/31/87                                       25,923        28,192
8/31/88                                       27,759        30,729
8/31/89                                       31,993        33,655
8/31/90                                       32,774        36,717
8/31/91                                       37,931        40,742
8/31/92                                       42,184        44,836       42,441      42,095
8/31/93                                       44,218        47,338       45,102      43,993
8/31/94                                       44,653        48,143       45,463      44,147
8/31/95                                       47,428        51,715       49,200      44,739


        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 1995

1 Year.....................................................................      6.21%
5 Year.....................................................................      7.67%
Start of Performance (12/3/85).............................................      6.79%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED OCTOBER 31, 1995, AND, TOGETHER WITH THE FINANCIAL STATEMENTS CONTAINED THEREIN, CONSTITUTES THE FUND'S ANNUAL REPORT.

* The  Fund's  performance  assumes  the  reinvestment  of  all  dividends   and
  distributions. The LB1-3GBI, LBARMI and LARMFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

** The  Fund  changed  its  investment   policy  from  investing  primarily   in
   intermediate and long-term U.S. Treasury securities to investing primarily in adjustable rate U.S. government mortgage securities, effective January 20, 1992.

***For this illustration, the LBARMI and the LARMFA began their performance on January 31, 1992, in conjunction with the change in investment policy of the Fund. The indices have been assigned a beginning value of $40,720, the value of the Fund on January 31, 1992.

+ The LB1-3GBI and the LBARMI are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

++ The LARMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

FEDERATED ARMs FUND (INSTITUTIONAL SERVICE SHARES)
--------------------------------------------------------------------------------

               GROWTH OF $25,000 INVESTED IN FEDERATED ARMS FUND
                         (INSTITUTIONAL SERVICE SHARES)

    The graph below illustrates the hypothetical investment of $25,000 in the Federated ARMs Fund (Institutional Service Shares) (the "Fund") from April 25, 1992 (start of performance) to August 31, 1995, compared to the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GBI)+, the Lehman Brothers Adjustable Rate Mortgage Index (LBARMI)+, and the Lipper Adjustable Rate Mortgage Funds Average (LARMFA)++.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              FEDERATED ARMS FUND (INSTITUTIONAL SERVICE
                                SHARES)                        LB 1-3 GBI    LB ARM I      LARMFA
4/25/92                                              $25,000       $25,000      $25,000     $25,000
8/31/92                                               25,565        25,989       25,817      25,543
8/31/93                                               26,731        27,439       27,436      26,694
8/31/94                                               26,929        27,906       27,655      26,788
8/31/95                                               28,530        29,977       29,929      27,147


        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 1995

1 Year....................................................................        5.94%
Start of Performance (4/25/92)............................................        4.02%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK AND ARE NOT FEDERALLY INSURED.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED OCTOBER 31, 1995, AND, TOGETHER WITH THE FINANCIAL STATEMENTS CONTAINED THEREIN, CONSTITUTES THE FUND'S ANNUAL REPORT.

 *The   Fund's  performance  assumes  the  reinvestment  of  all  dividends  and distributions. The LB1-3GBI, LBARMI, and the LARMFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

 +The LB1-3GBI and the LBARMI are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

++The LARMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales loads. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

   [LOGO]
     ---------------------------------------------------------------------------
     Distributor
     Cusip 314082108
     Cusip 314082207
     G00567-01 ARS (10/95)                                             [LOGO]
                                                                        RECYCLED
                                                                        PAPER


--------------------------------------------------------------------------------
    FEDERATED ARMs FUND
    INSTITUTIONAL SHARES
     PROSPECTUS

     The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities (the "Fund") of Federated ARMs Fund (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

     The investment objective of the Fund is to provide current income consistent with minimal volatility of principal. The Fund concentrates at least 65% of the value of its total assets in adjustable and floating rate mortgage securities ("ARMs") which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.


     The Fund has also filed a Combined Statement of Additional Information for Institutional Shares and Institutional Service Shares dated October 31, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     Prospectus dated October 31, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                         1
--------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                         2
--------------------------------------------------
GENERAL INFORMATION                              3
--------------------------------------------------
INVESTMENT INFORMATION                           3
--------------------------------------------------
  Investment Objective                           3
  Investment Policies                            3
  Investment Limitations                         8
TRUST INFORMATION                                9
--------------------------------------------------
  Management of the Trust                        9
  Distribution of Institutional Shares          10
  Administration of the Fund                    11
  Expenses of the Fund and
    Institutional Shares                        11
NET ASSET VALUE                                 12
--------------------------------------------------
INVESTING IN INSTITUTIONAL SHARES               12
--------------------------------------------------
  Share Purchases                               12
  Minimum Investment Required                   13
  What Shares Cost                              13
  Exchanging Securities for
    Institutional Shares                        13
  Subaccounting Services                        13
  Certificates and Confirmations                14
  Dividends                                     14
  Capital Gains                                 14

REDEEMING INSTITUTIONAL SHARES                  14
--------------------------------------------------
  Telephone Redemption                          14
  Written Requests                              15
  Accounts with Low Balances                    15

SHAREHOLDER INFORMATION                         16
--------------------------------------------------
  Voting Rights                                 16
  Massachusetts Partnership Law                 16

TAX INFORMATION                                 16
--------------------------------------------------
  Federal Income Tax                            16
  Pennsylvania Corporate and Personal
    Property Taxes                              17

PERFORMANCE INFORMATION                         17
--------------------------------------------------
OTHER CLASSES OF SHARES                         17
--------------------------------------------------
FINANCIAL STATEMENTS                            19
--------------------------------------------------
REPORT OF ERNST & YOUNG LLP,
  INDEPENDENT AUDITORS                          28
--------------------------------------------------
ADDRESSES                                       29
--------------------------------------------------



                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                  INSTITUTIONAL SHARES
                            SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................       None
Exchange Fee............................................................................       None


                               ANNUAL OPERATING EXPENSES
                        (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................      0.42%
12b-1 Fee...............................................................................       None
Total Other Expenses....................................................................      0.13%
  Shareholder Services Fee (after waiver) (2)................................      0.00%
        Total Operating Expenses (3)....................................................      0.55%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

(2) The maximum shareholder services fee is 0.25%.


(3) The total operating expenses would have been 0.98% absent for the voluntary waivers of a portion of the management fee and the shareholder services fee.



    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............     $6         $18        $31        $69


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1

FEDERATED ARMS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 28.

                                                                                YEAR ENDED AUGUST 31,
                                                              ---------------------------------------------------------
                                                                1995        1994         1993         1992       1991
------------------------------------------------------------  --------   ----------   ----------   ----------   -------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 9.63      $ 9.98       $10.01       $ 9.67     $ 8.99
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                          0.56        0.45         0.50         0.63       0.69
------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments         0.02       (0.35)       (0.03)        0.42       0.68
------------------------------------------------------------  --------      -----     ----------   ----------   -------
  Total from investment operations                               0.58        0.10         0.47         1.05       1.37
------------------------------------------------------------  --------      -----     ----------   ----------   -------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                      (0.56)      (0.45)       (0.50)       (0.63)     (0.69)
------------------------------------------------------------
  Distributions from net realized gain on investment
  transactions                                                  --          --           --           (0.08)      --
------------------------------------------------------------  --------      -----     ----------   ----------   -------
Total distributions                                             (0.56)      (0.45)       (0.50)       (0.71)     (0.69)
------------------------------------------------------------  --------      -----     ----------   ----------   -------
NET ASSET VALUE, END OF PERIOD                                 $ 9.65      $ 9.63       $ 9.98       $10.01     $ 9.67
------------------------------------------------------------  --------      -----     ----------   ----------   -------
                                                              --------      -----     ----------   ----------   -------
TOTAL RETURN (b)                                                 6.21%       0.99%        4.82%       11.21%     15.73%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                       0.55%       0.55%        0.51%        0.51%      0.78%
------------------------------------------------------------
  Net investment income                                          5.74%       4.51%        4.97%        5.95%      7.36%
------------------------------------------------------------
  Expense waiver/ reimbursement (d)                              0.43%       0.14%        0.21%        0.32%      1.02%
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                     $856,500   $1,238,813   $2,669,888   $1,090,944   $30,330
------------------------------------------------------------
  Portfolio turnover                                              124%         65%          36%          38%       127%
------------------------------------------------------------

                                                                           YEAR ENDED AUGUST 31,
                                                              -----------------------------------------------
                                                               1990      1989      1988      1987     1986(a)
------------------------------------------------------------  -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.47    $ 8.88    $ 8.99    $ 9.98    $10.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                         0.71      0.72      0.73      0.78      0.62
------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments       (0.48)     0.59     (0.11)    (0.99)    (0.02)
------------------------------------------------------------  -------   -------   -------   -------   -------
  Total from investment operations                              0.23      1.31      0.62     (0.21)     0.60
------------------------------------------------------------  -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                     (0.71)    (0.72)    (0.73)    (0.78)    (0.62)
------------------------------------------------------------
  Distributions from net realized gain on investment
  transactions                                                  --        --        --        --        --
------------------------------------------------------------  -------   -------   -------   -------   -------
Total distributions                                            (0.71)    (0.72)    (0.73)    (0.78)    (0.62)
------------------------------------------------------------  -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD                                $ 8.99    $ 9.47    $ 8.88    $ 8.99    $ 9.98
------------------------------------------------------------  -------   -------   -------   -------   -------
                                                              -------   -------   -------   -------   -------
TOTAL RETURN (b)                                                2.45%    15.25%     7.09%    (2.33)%    6.16%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                      0.78%     0.79%     0.75%     0.81%     0.96%(c)
------------------------------------------------------------
  Net investment income                                         7.62%     7.81%     8.10%     7.88%     9.84%(c)
------------------------------------------------------------
  Expense waiver/ reimbursement (d)                             1.02%     0.95%     1.18%     0.75%     1.50%(c)
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                     $26,261   $25,574   $16,753    $7,405    $5,433
------------------------------------------------------------
  Portfolio turnover                                             170%       85%      125%      228%       89%
------------------------------------------------------------




(a) Reflects operations for the period from December 3, 1985, to August 31, 1986. For the period from the start of business, November 18, 1985, to December 2, 1985, net investment income aggregating $0.030 per share ($300) was distributed to the Fund's investment adviser. Such distribution represented the net investment income of the Fund prior to the initial public offering of Fund shares, which commenced December 3, 1985.


(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares (the "Shares") of the Fund.



Shares of the Fund are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, and other accounts where a financial institution maintains master accounts with an aggregate investment of at least $400 million in certain mutual funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. In addition, Shares are designed to provide an appropriate investment for particular financial institutions that are subject to government agency regulations, including credit unions, savings associations, and national banks. An investment in the Fund serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio which invests at least 65% of the value of its total assets in U.S. government securities, all of which government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. A minimum initial investment of $25,000 over a 90-day period is required.



Shares are currently sold and redeemed at net asset value without a sales load imposed by the Fund.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Fund anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Fund will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Fund endeavors to achieve its investment objective, however, by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Except as otherwise noted, the investment policies described below may not be changed by the Trustees without shareholder approval.

                                       3

The Fund will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision and by federal credit unions under the Federal Credit Union Act and the rules, regulations, and interpretations of the National Credit Union Administration (the "NCUA"). Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Fund reserves the right, without shareholder approval, to make such investments consistent with the Fund's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Fund to become ineligible for purchase by federal savings associations or federal credit unions, the Fund will dispose of those securities at times advantageous to the Fund.

As operated within the above limitations, and pursuant to the Fund's investment policy, which may be changed without shareholder approval, to limit its investment to securities that are appropriate direct investments for national banks, the Fund will also serve as an appropriate vehicle for a national bank as an investment for its own account.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities. As a matter of investment policy, which may be changed without shareholder approval, all of these U.S. government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

The types of mortgage securities in which the Fund may invest include the following:

    - adjustable rate mortgage securities;

    - collateralized mortgage obligations;

    - real estate mortgage investment conduits; and

    - other securities collateralized by or representing interests in real estate mortgages whose interest rates reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

In addition to the securities described above, the Fund may also invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, as well as obligations of U.S. government agencies or instrumentalities which are not collateralized by or represent interests in real estate mortgages, as described above.


The Fund may also invest in mortgage related securities, as defined in section 3(a)(41) of the Securities Exchange Act of 1934, as amended, which are issued by private entities such as investment banking firms and companies related to the construction industry. The privately issued mortgage related securities in which the Fund may invest include:


    - privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

                                       4

    - privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

    - other privately issued securities in which the proceeds of the issuance are invested in mortgage backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

The privately issued mortgage related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.


The prices of fixed income securities fluctuate inversely to the direction of interest rates.



ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMs"). ARMs are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMs in which the Fund invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.



Unlike conventional bonds, ARMs pay back principal over the life of the ARMs rather than at maturity. Thus, a holder of the ARMs, such as the Fund, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMs reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMs. As a consequence, ARMs may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.



Not unlike other U.S. government securities, the market value of ARMs will generally vary inversely with changes in market interest rates. Thus, the market value of ARMs generally declines when interest rates rise and generally rises when interest rates decline.



While ARMs generally entail less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.


                                       5

COLLATERALIZED  MORTGAGE  OBLIGATIONS  ("CMOs").    CMOs  are  bonds  issued  by
single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Fund may be:

    - collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

    - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or

    - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The Fund will only purchase CMOs which are investment grade, as rated by a nationally recognized statistical rating organization.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICs). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates (the type in which the Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

REGULATORY COMPLIANCE. In accordance with the Rules and Regulations of the NCUA, unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than 10 years.

                                       6


RESETS. The interest rates paid on the ARMs, CMOs, and REMICs in which the Fund invests generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.



CAPS AND FLOORS. The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.


The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. An example of the effect of caps and floors on a residential mortgage loan may be found in the Combined Statement of Additional Information. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

TEMPORARY INVESTMENTS. For defensive purposes only, the Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity. Money market instruments may include obligations such as:

    - obligations of the U.S. government  or its agencies or  instrumentalities;
      and

    - repurchase agreements.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will

                                       7

receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.


There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/ less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER. The Fund does not intend to invest for the purpose of seeking short-term profits, however securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

    - invest   in  stripped  mortgage  securities,  including  securities  which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities;

    - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings;

    - lend any of its assets except portfolio securities up to one-third of the value of its total assets;

    - invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset-backed securities, the Fund will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.

                                       8

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

    - invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
    ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver of its advisory fee at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of
    Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, President and Trustee of Federated Investors.


    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and


                                       9
    through   4,000  financial   institutions  nationwide.   More  than  100,000
    investment professionals have selected Federated funds for their clients.



    Kathleen M. Foody-Malus, Susan M. Nason, and Todd Abraham are the Fund's co-portfolio managers. Ms. Foody-Malus has been the Fund's co-portfolio manager since January 1992. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.



    Susan M. Nason has been the Fund's co-portfolio manager since July 1993. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.B.A. in Finance from Carnegie-Mellon University.



    Todd A. Abraham has been the Fund's co-portfolio manager since August 1995. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Company from 1992 to 1993 and as a Bond Administrator at Ryland Asset Management Company from 1990 to 1992. Mr. Abraham received his M.B.A. in Finance from Loyola College.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 of 1% of the average daily net asset value of the Trust, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder  Services Agreement, Federated  Shareholder Services  will
either   perform  shareholder   services  directly  or   will  select  financial
institutions to perform shareholder services.

Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments to financial institutions under the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may also pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's Adviser or it's affiliates.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors (the "Federated Funds") as specified below:

              MAXIMUM                   AVERAGE AGGREGATE DAILY NET
         ADMINISTRATIVE FEE            ASSETS OF THE FEDERATED FUNDS
        --------------------        ------------------------------------
             .15 of 1%              on the first $250 million
             .125 of 1%             on the next $250 million
             .10 of 1%              on the next $250 million
             .075 of 1%             on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.


CUSTODIAN. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER  AGENT  AND DIVIDEND  DISBURSING  AGENT.   Federated  Services Company,
Boston, Massachusetts, is the transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.



INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.


EXPENSES OF THE FUND AND INSTITUTIONAL SHARES

The Fund pays all of its own expenses. Holders of Shares pay their allocable portion of Fund and Trust expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence, registering the

Trust with federal and state securities authorities, Trustees' fees, the cost of meetings of Trustees, legal fees of the Trust, association membership dues, and such non-recurring and extraordinary items as may arise.

The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the Fund and Shares of the Fund, investment advisory services, taxes and commissions, custodian fees, insurance premiums, auditors' fees, and such non-recurring and extraordinary items as may arise.

At present, no expenses are allocated to the Shares as a class. However, the Trustees reserve the right to allocate certain expenses to holders of Shares as they deem appropriate (the "Class Expenses"). In any case, the Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares will exceed that of Institutional Service Shares due to the variance in daily net income realized by each class as a result of different distribution charges incurred by the classes. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.


BY WIRE. To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated ARMs

Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers.


BY MAIL. To purchase Shares of the Fund by mail, send a check made payable to Federated ARMs Fund--Institutional Shares to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.


The net asset value is determined as of the close of trading ( normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR INSTITUTIONAL SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Shareholders wishing to exchange securities should first contact Federated Securities Corp.

SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.

The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event longer than seven days later, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, the shareholders may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as that discussed in "Written Requests," should be considered.

WRITTEN REQUESTS


Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, the class of Shares, his account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent by insured mail with the written request to: Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, Massachusetts 02171.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT.   Normally, a  check for the  proceeds is  mailed within  one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Fund shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all portfolios entitled to vote.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses related by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.
                                       16

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Fund:

    - the Fund is not subject to the Pennsylvania corporate or personal property tax; and

    - Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the Fund's portfolio securities would be subject to such taxes if owned directly by residents of those jurisdictions.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time the Fund advertises its total return and yield for Institutional Shares.


Total return represents the change, over a specified period of time, in the value of an investment in Institutional Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Institutional Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Institutional Shares over a thirty-day period by the offering price per share of Institutional Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Institutional Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Institutional Shares are sold without any sales load or other similar non-recurring charges.


Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold to banks and other institutions that hold assets in an agency capacity and rely upon the distribution services provided by the distributor for the marketing of these shares, as well as to retail customers of such institutions, and are subject to a minimum initial investment of $25,000. Institutional Service Shares are sold at net asset value and are distributed pursuant to a Rule 12b-1


                                       17

Plan adopted by the Trust whereby the distributor is paid a fee of .25 of 1% of the Institutional Service Shares' average net assets.


Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences between Shares and Institutional Service Shares may affect the performance of each class.



To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-235-4669.


                                       18

FEDERATED ARMS FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
------------  --------------------------------------------------  --------------
U.S. GOVERNMENT OBLIGATIONS--88.1%
----------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP. REMIC--0.9%
              --------------------------------------------------
$  8,221,340  10.15%, Series MH1-A, 4/15/2006                     $    8,387,328
              --------------------------------------------------  --------------
              FEDERAL HOME LOAN MORTGAGE CORP. PC ARM--49.3%
              --------------------------------------------------
 477,343,424  5.261%-8.25%, 11/1/2017-4/1/2029                       489,417,687
              --------------------------------------------------  --------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.2%
              --------------------------------------------------
      20,303  12.00%, 3/1/2013                                            22,809
              --------------------------------------------------
   4,136,004  11.50%, 8/1/2014-11/1/2015                               4,612,885
              --------------------------------------------------
   6,908,461  11.00%, 12/1/2015                                        7,655,334
              --------------------------------------------------  --------------
                  Total                                               12,291,028
              --------------------------------------------------  --------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--24.5%
              --------------------------------------------------
 237,424,907  5.50%-8.302%, 8/1/2018-3/1/2033                        242,721,636
              --------------------------------------------------  --------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--4.2%
              --------------------------------------------------
   5,985,111  12.00%, 9/15/2013-1/15/2014                              6,791,126
              --------------------------------------------------
  16,071,037  11.50%, 10/15/2010-4/15/2020                            18,059,668
              --------------------------------------------------
  15,231,109  11.00%, 12/15/2009-7/15/2020                            16,934,860
              --------------------------------------------------  --------------
                  Total                                               41,785,654
              --------------------------------------------------  --------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--8.0%
              --------------------------------------------------
  55,000,000  6.00%, 10/20/2025                                       55,034,375
              --------------------------------------------------
  25,000,000  5.50%, 9/20/2025                                        24,695,250
              --------------------------------------------------  --------------
                  Total                                               79,729,625
              --------------------------------------------------  --------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED
                COST $869,862,536)                                   874,332,958
              --------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--5.0%
----------------------------------------------------------------
              U.S. TREASURY NOTES--5.0%
              --------------------------------------------------
  50,000,000  5.625%-6.125%, 5/31/1997-6/30/1997                      49,997,200
              --------------------------------------------------  --------------
                TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
                $49,801,383)                                          49,997,200
              --------------------------------------------------  --------------


                                       19

FEDERATED ARMS FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
------------  --------------------------------------------------  --------------
(A) REPURCHASE AGREEMENTS--14.5%
----------------------------------------------------------------
$ 40,000,000  Harris, Nesbitt, Thomson Securities, Inc., 5.80%,
              dated 8/31/1995, due 9/1/1995                       $   40,000,000
              --------------------------------------------------
   3,445,000  J.P. Morgan Securities, Inc., 5.83%, dated
              8/31/1995, due 9/1/1995                                  3,445,000
              --------------------------------------------------
  50,000,000  (b) CS First Boston Corp., 5.76%, dated 8/18/1995,
              due 9/21/1995                                           50,000,000
              --------------------------------------------------
  50,000,000  (b) CS First Boston Corp., 5.75%, dated 8/24/1995,
              due 9/21/1995                                           50,000,000
              --------------------------------------------------  --------------
                TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)      143,445,000
              --------------------------------------------------  --------------
                TOTAL INVESTMENTS (IDENTIFIED COST
                $1,063,108,919)(C)                                $1,067,775,158
              --------------------------------------------------  --------------
                                                                  --------------



(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in joint accounts with other Federated funds.

(b) Although final maturity falls beyond seven days, a liquidity feature is included in the transaction to permit termination of the repurchase agreement.


(c) The cost of investments for federal tax purposes amounts to $1,063,171,419. The unrealized appreciation of investments on a federal tax basis amounts to $4,603,739 which is comprised of $7,985,978 appreciation and $3,382,239 depreciation at August 31, 1995.


Note: The  categories of  investments are  shown as  a percentage  of net assets
      ($992,189,551) at August 31, 1995.


The following acronyms are used throughout this portfolio:

ARM        --Adjustable Rate Mortgage
PC         --Participation Certificate
REMIC      --Real Estate Mortgage Investment Conduit



(See Notes which are an integral part of the Financial Statements)

                                       20

FEDERATED ARMS FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS:
----------------------------------------------------------------
Investments in repurchase agreements                $143,445,000
--------------------------------------------------
Investments in securities                            924,330,158
--------------------------------------------------  ------------
Total investments, at value (identified cost $1,063,108,919, and tax
cost $1,063,171,419)                                              $1,067,775,158
----------------------------------------------------------------
Cash                                                                       2,093
----------------------------------------------------------------
Income receivable                                                     18,725,347
----------------------------------------------------------------
Receivable for investments sold                                       64,983,932
----------------------------------------------------------------
Receivable for shares sold                                                21,893
----------------------------------------------------------------  --------------
    Total assets                                                   1,151,508,423
----------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------
Payable for investments purchased                   $154,694,653
--------------------------------------------------
Payable for shares redeemed                              513,244
--------------------------------------------------
Income distribution payable                            3,940,725
--------------------------------------------------
Accrued expenses                                         170,250
--------------------------------------------------  ------------
    Total liabilities                                                159,318,872
----------------------------------------------------------------  --------------
NET ASSETS for 102,766,717 shares outstanding                     $  992,189,551
----------------------------------------------------------------  --------------
                                                                  --------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------
Paid in capital                                                   $1,072,779,815
----------------------------------------------------------------
Net unrealized appreciation of investments                             4,666,239
----------------------------------------------------------------
Accumulated net realized loss on investments                        (85,501,005)
----------------------------------------------------------------
Undistributed net investment income                                      244,502
----------------------------------------------------------------  --------------
Total Net Assets                                                  $  992,189,551
----------------------------------------------------------------  --------------
                                                                  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
----------------------------------------------------------------
INSTITUTIONAL SHARES:
----------------------------------------------------------------
$856,500,205  DIVIDED BY 88,712,689 shares
outstanding                                                       $         9.65
----------------------------------------------------------------  --------------
                                                                  --------------
INSTITUTIONAL SERVICE SHARES:
----------------------------------------------------------------
$135,689,346  DIVIDED BY 14,054,028 shares
outstanding                                                       $         9.65
----------------------------------------------------------------  --------------
                                                                  --------------



(See Notes which are an integral part of the Financial Statements)

                                       21

FEDERATED ARMS FUND
STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $512,518)                                          $ 73,723,992
----------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                      $ 7,041,965
--------------------------------------------------------------------------
Administrative personnel and services fee                                        888,461
--------------------------------------------------------------------------
Custodian fees                                                                   220,349
--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                         125,626
--------------------------------------------------------------------------
Directors'/Trustees' fees                                                         16,925
--------------------------------------------------------------------------
Auditing fees                                                                     17,701
--------------------------------------------------------------------------
Legal fees                                                                        12,866
--------------------------------------------------------------------------
Portfolio accounting fees                                                        167,714
--------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                          451,765
--------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                 2,482,387
--------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                           451,765
--------------------------------------------------------------------------
Share registration costs                                                          40,841
--------------------------------------------------------------------------
Printing and postage                                                              16,583
--------------------------------------------------------------------------
Insurance premiums                                                                30,336
--------------------------------------------------------------------------
Taxes                                                                             16,945
--------------------------------------------------------------------------
Miscellaneous                                                                     20,002
--------------------------------------------------------------------------   -----------
    Total expenses                                                            12,002,231
--------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                            $(2,149,890)
------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
  Shares                                                          (446,344)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares      (2,482,387)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                            (5,421)
------------------------------------------------------------   -----------
    Total waivers                                                             (5,084,042)
--------------------------------------------------------------------------   -----------
      Net expenses                                                                            6,918,189
----------------------------------------------------------------------------------------   ------------
        Net investment income                                                                66,805,803
----------------------------------------------------------------------------------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------
Net realized loss on investments                                                            (14,896,854)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                          12,930,685
----------------------------------------------------------------------------------------   ------------
    Net realized and unrealized loss on investments                                          (1,966,169)
----------------------------------------------------------------------------------------   ------------
      Change in net assets resulting from operations                                       $ 64,839,634
----------------------------------------------------------------------------------------   ------------
                                                                                           ------------


(See Notes which are an integral part of the Financial Statements)

                                       22
FEDERATED ARMS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED AUGUST 31,
                                                                            ----------------------------------
                                                                                 1995               1994
                                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                       $    66,805,803    $   109,274,386
-------------------------------------------------------------------------
Net realized gain (loss) on investments ($57,180,753 net loss and
$16,735,698 net loss, respectively, as computed for federal tax purposes)       (14,896,854)       (55,879,989)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments              12,930,685        (24,269,803)
-------------------------------------------------------------------------   ---------------    ---------------
    Change in net assets resulting from operations                               64,839,634         29,124,594
-------------------------------------------------------------------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------
  Institutional Shares                                                          (56,778,571)       (90,585,086)
-------------------------------------------------------------------------
  Institutional Service Shares                                                   (9,782,730)       (18,689,300)
-------------------------------------------------------------------------   ---------------    ---------------
    Change in net assets resulting from distributions to shareholders           (66,561,301)      (109,274,386)
-------------------------------------------------------------------------   ---------------    ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                     53,202,918      1,886,076,982
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           16,413,082         34,585,437
-------------------------------------------------------------------------
Cost of shares redeemed                                                        (570,408,807)    (3,515,114,267)
-------------------------------------------------------------------------   ---------------    ---------------
    Change in net assets resulting from share transactions                     (500,792,807)    (1,594,451,848)
-------------------------------------------------------------------------   ---------------    ---------------
        Change in net assets                                                   (502,514,474)    (1,674,601,640)
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                           1,494,704,025      3,169,305,665
-------------------------------------------------------------------------   ---------------    ---------------
End of period (including undistributed net investment income of $244,502
and $0, respectively)                                                       $   992,189,551    $ 1,494,704,025
-------------------------------------------------------------------------   ---------------    ---------------
                                                                            ---------------    ---------------



(See Notes which are an integral part of the Financial Statements)

                                       23

FEDERATED ARMS FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated ARMs Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $75,715,884, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent


                                       24

FEDERATED ARMS FUND
--------------------------------------------------------------------------------
    permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                     EXPIRATION YEAR       EXPIRATION AMOUNT
                     ---------------       -----------------
                          2001                $1,799,433
                          2002                $16,735,698
                          2003                $57,180,753




    Additionally, net capital losses of $9,722,167 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


    DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.


    OTHER--Investment transactions are accounted for on the trade date.

                                       25
FEDERATED ARMS FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund shares were as follows:

                                                      YEAR ENDED AUGUST 31,         YEAR ENDED AUGUST 31,
                                                    --------------------------  -----------------------------
               FEDERATED ARMS FUND                             1995                         1994
--------------------------------------------------  --------------------------  -----------------------------
INSTITUTIONAL SHARES                                  SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  ------------  ---------------
Shares sold                                           4,182,411  $  40,047,848   141,739,864  $ 1,407,584,109
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                1,395,941     13,381,363     2,487,150       24,495,269
--------------------------------------------------
Shares redeemed                                     (45,474,917)  (434,478,884) (283,203,693)  (2,797,587,573)
--------------------------------------------------  -----------  -------------  ------------  ---------------
  Net change resulting from Institutional Share
  transactions                                      (39,896,565) $(381,049,673) (138,976,679) $(1,365,508,195)
--------------------------------------------------  -----------  -------------  ------------  ---------------
                                                    -----------  -------------  ------------  ---------------

                                                      YEAR ENDED AUGUST 31,         YEAR ENDED AUGUST 31,
                                                    --------------------------  -----------------------------
               FEDERATED ARMS FUND                             1995                         1994
--------------------------------------------------  --------------------------  -----------------------------
INSTITUTIONAL SERVICE SHARES                          SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  ------------  ---------------
Shares sold                                           1,373,723  $  13,155,070    48,183,748  $   478,492,873
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  316,407      3,031,719     1,024,374       10,090,168
--------------------------------------------------
Shares redeemed                                     (14,200,812)  (135,929,923)  (72,696,731)    (717,526,694)
--------------------------------------------------  -----------  -------------  ------------  ---------------
  Net change resulting from Institutional Service
  Share transactions                                (12,510,682) $(119,743,134)  (23,488,609) $  (228,943,653)
--------------------------------------------------  -----------  -------------  ------------  ---------------
                                                    -----------  -------------  ------------  ---------------
  Net change resulting from Fund share
  transactions                                      (52,407,247) $(500,792,807) (162,465,288) $(1,594,451,848)
--------------------------------------------------  -----------  -------------  ------------  ---------------
                                                    -----------  -------------  ------------  ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Inves-

                                       26

FEDERATED ARMS FUND
--------------------------------------------------------------------------------
tors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of each class of shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


INTERFUND TRANSACTIONS--During the year ended August 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/or common officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $150,485,148 and $139,930,230, respectively.
GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS


Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1995, were as follows:

--------------------------------------------------
PURCHASES                                           $1,397,819,370
--------------------------------------------------  --------------
SALES                                               $1,689,872,419
--------------------------------------------------  --------------


                                       27

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED ARMs FUND:


We have audited the accompanying statement of assets and liabilities of Federated ARMs Fund, including the portfolio of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP


Pittsburgh, Pennsylvania
October 6, 1995


                                       28

ADDRESSES
--------------------------------------------------------------------------------

Federated ARMs Fund
              Institutional Shares                               Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.                         Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------

Investment Adviser
              Federated Management                               Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston, Massachusetts 02266-8600
-------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O. Box 8600
                                                                 Boston, Massachusetts 02266-8600
-------------------------------------------------------------------------------------------

Independent Auditors
              Ernst & Young LLP                                  One Oxford Centre
                                                                 Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------



                                       29

--------------------------------------------------------------------------------
                                            FEDERATED ARMs FUND
                                            INSTITUTIONAL SHARES
                                            PROSPECTUS


                                           A Diversified Portfolio of
                                           Federated ARMs Fund,
                                           an Open-End Management
                                           Investment Company



                                           October 31, 1995



[LOGO]     FEDERATED SECURITIES CORP.
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 314082108
           8100309A-IS (10/95)                     [RECYCLED PAPER LOGO]

--------------------------------------------------------------------------------
    FEDERATED ARMs FUND
    INSTITUTIONAL SERVICE SHARES
     PROSPECTUS

     The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities (the "Fund") of Federated ARMs Fund (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

     The investment objective of the Fund is to provide current income consistent with minimal volatility of principal. The Fund concentrates at least 65% of the value of its total assets in adjustable and floating rate mortgage securities ("ARMs") which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.


     The Fund has also filed a Combined Statement of Additional Information for Institutional Service Shares and Institutional Shares dated October 31, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     Prospectus dated October 31, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                          1
---------------------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                  2
---------------------------------------------------
GENERAL INFORMATION                               3
---------------------------------------------------
INVESTMENT INFORMATION                            3
---------------------------------------------------
  Investment Objective                            3
  Investment Policies                             3
  Investment Limitations                          8
TRUST INFORMATION                                 9
---------------------------------------------------
  Management of the Trust                         9
  Distribution of Institutional Service
    Shares                                       10
  Administration of the Fund                     11
  Expenses of the Fund and Institutional
    Service Shares                               12
NET ASSET VALUE                                  12
---------------------------------------------------
INVESTING IN INSTITUTIONAL SERVICE
  SHARES                                         13
---------------------------------------------------
  Share Purchases                                13
  Minimum Investment Required                    13
  What Shares Cost                               13
  Exchanging Securities For
    Institutional Service Shares                 14
  Subaccounting Services                         14
  Certificates and Confirmations                 14
  Dividends                                      14
  Capital Gains                                  14

REDEEMING INSTITUTIONAL SERVICE SHARES           14
---------------------------------------------------
  Telephone Redemption                           15
  Written Requests                               15
  Accounts with Low Balances                     16

SHAREHOLDER INFORMATION                          16
---------------------------------------------------
  Voting Rights                                  16
  Massachusetts Partnership Law                  16

TAX INFORMATION                                  17
---------------------------------------------------
  Federal Income Tax                             17
  Pennsylvania Corporate and Personal
    Property Taxes                               17

PERFORMANCE INFORMATION                          17
---------------------------------------------------
OTHER CLASSES OF SHARES                          18
---------------------------------------------------
FINANCIAL STATEMENTS                             19
---------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT
  AUDITORS                                       28
---------------------------------------------------
ADDRESSES                                        29
---------------------------------------------------



                                       I

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                              INSTITUTIONAL SERVICE SHARES
                            SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).............       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
  price)................................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)......................       None
Exchange Fee............................................................................       None


                               ANNUAL OPERATING EXPENSES
                        (As a percentage of average net assets)
Management Fee (after waiver) (1).......................................................      0.42%
12b-1 Fee (after waiver) (2)............................................................      0.00%
Total Other Expenses....................................................................      0.38%
  Shareholder Services Fee...................................................      0.25%
        Total Operating Expenses (3)....................................................      0.80%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.60%.

(2) The maximum 12b-1 fee is 0.25%.


(3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending August 31, 1996. The total operating expenses were 0.80% for the fiscal year ended August 31, 1995, and would have been 1.23% absent the voluntary waivers of a portion of the management fee and 12b-1 fee.


    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Institutional Service Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
--------------------------------------------------------  ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...............     $8         $26        $44        $99


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       1

FEDERATED ARMS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 28.


                                                              YEAR ENDED AUGUST 31,
                                                    -----------------------------------------
                                                      1995       1994       1993     1992(a)
--------------------------------------------------  --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 9.63     $ 9.98     $10.01     $ 9.98
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
  Net investment income                                0.54       0.42       0.48       0.18
--------------------------------------------------
  Net realized and unrealized gain (loss) on
    investments                                        0.02     (0.35)     (0.03)       0.03
--------------------------------------------------  --------   --------   --------   --------
Total from investment operations                       0.56       0.07       0.45       0.21
--------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------
  Distributions from net investment income            (0.54)     (0.42)     (0.48)     (0.18)
--------------------------------------------------  --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                       $ 9.65     $ 9.63     $ 9.98     $10.01
--------------------------------------------------  --------   --------   --------   --------
                                                    --------   --------   --------   --------
TOTAL RETURN (b)                                       5.94%      0.74%      4.56%      2.11%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
  Expenses                                             0.80%      0.80%      0.76%      0.76%(c)
--------------------------------------------------
  Net investment income                                5.44%      4.26%      4.72%      5.46%(c)
--------------------------------------------------
  Expense waiver/reimbursement (d)                     0.43%      0.23%      0.21%      0.32%(c)
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
  Net assets, end of period (000 omitted)           $135,689   $255,891   $499,418   $113,095
--------------------------------------------------
  Portfolio turnover                                    124%        65%        36%        38%
--------------------------------------------------



(a) Reflects operations for the period from May 4, 1992 (date of initial public investment of Institutional Service Shares) to August 31, 1992.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                                       2

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares (the "Shares") of the Fund.

Shares of the Fund are designed to give banks and other institutions that hold assets in an agency capacity and rely upon the distribution services provided by the distributor for the marketing of these Shares, as well as to retail customers of such institutions, a convenient means of accumulating an interest in a professionally managed, diversified portfolio which invests at least 65% of the value of its total assets in U.S. government securities, all of which government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. In addition, the Fund is designed to provide an appropriate investment for particular financial institutions which are subject to government agency regulations, including credit unions, savings associations, and national banks. A minimum initial investment of $25,000 over a 90-day period is required.


Shares are currently sold and redeemed at net asset value without a sales load imposed by the Fund.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Fund anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Fund will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Fund endeavors to achieve its investment objective, however, by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Except as otherwise noted, the investment policies described below may not be changed by the Trustees without shareholder approval.

The Fund will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision and by federal credit unions under the Federal Credit Union Act and the rules, regulations, and interpretations of the National Credit Union Administration (the "NCUA"). Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the

                                       3

Fund reserves the right, without shareholder approval, to make such investments consistent with the Fund's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Fund to become ineligible for purchase by federal savings associations or federal credit unions, the Fund will dispose of those securities at times advantageous to the Fund.

As operated within the above limitations, and pursuant to the Fund's investment policy, which may be changed without shareholder approval, to limit its investments to securities that are appropriate direct investments for national banks, the Fund will also serve as an appropriate vehicle for a national bank as an investment for its own account.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities. As a matter of investment policy, which may be changed without shareholder approval, all of these U.S. government securities will be adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

The types of mortgage securities in which the Fund may invest include the following:

    - adjustable rate mortgage securities;

    - collateralized mortgage obligations;

    - other securities collateralized by or representing interests in real estate mortgages whose interest rates reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

In addition to the securities described above, the Fund may also invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, as well as obligations of U.S. government agencies or instrumentalities which are not collateralized by or represent interests in real estate mortgages, as described above.


The Fund may also invest in mortgage related securities, as defined in section 3(a)(41) of the Securities Exchange Act of 1934, as amended, which are issued by private entities such as investment banking firms and companies related to the construction industry. The privately issued mortgage related securities in which the Fund may invest include:

    - privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

    - privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and

    - other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

                                       4

The privately issued mortgage related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.


The prices of fixed income securities fluctuate inversely to the direction of interest rates.



ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMs"). ARMs are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMs in which the Fund invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMs issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.



Unlike conventional bonds, ARMs pay back principal over the life of the ARMs rather than at maturity. Thus, a holder of the ARMs, such as the Fund, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMs reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMs. As a consequence, ARMs may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.



Not unlike other U.S. government securities, the market value of ARMs will generally vary inversely with changes in market interest rates. Thus, the market value of ARMs generally declines when interest rates rise and generally rises when interest rates decline.



While ARMs generally entail less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are bonds issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry. CMOs purchased by the Fund may be:

    - collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

    - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or

                                       5

    - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The Fund will only purchase CMOs which are investment grade, as rated by a nationally recognized statistical rating organization.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICs"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates (the type in which the Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.


REGULATORY COMPLIANCE. In accordance with the Rules and Regulations of the NCUA, unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.


Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely-used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in a CMO or REMIC. In addition, the Fund will not purchase zero coupon securities with maturities greater than 10 years.


RESETS. The interest rates paid on the ARMs, CMOs, and REMICs in which the Fund invests generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market


                                       6

interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.


CAPS AND FLOORS. The underlying mortgages which collateralize the ARMs, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.


The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. An example of the effect of caps and floors on a residential mortgage loan may be found in the Combined Statement of Additional Information. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

TEMPORARY INVESTMENTS. For defensive purposes only, the Fund may also invest temporarily in cash and money market instruments during times of unusual market conditions and to maintain liquidity. Money market instruments may include obligations such as:

    - obligations  of the U.S. government  or its agencies or instrumentalities;
      and

    - repurchase agreements.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.


There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases

                                       7

securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER. The Fund does not intend to invest for the purpose of seeking short-term profits, however securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

INVESTMENT LIMITATIONS

The Fund will not:

    - invest   in  stripped  mortgage  securities,  including  securities  which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities;

    - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings;

    - lend any of its assets except portfolio securities up to one-third of the value of its total assets; or

    - invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset-backed securities, the Fund will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.
The Fund will not:

    - invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

                                       8

TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

    ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver of its advisory fee at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

    ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of
    Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, President and Trustee of Federated Investors.


    Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



    Kathleen M. Foody-Malus, Susan M. Nason, and Todd Abraham are the Fund's co-portfolio managers. Ms. Foody-Malus has been the Fund's co-portfolio manager since January 1992. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/ Finance from the University of Pittsburgh.


                                       9


    Susan M. Nason has been the Fund's co-portfolio manager since July 1993. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.B.A. in Finance from Carnegie-Mellon University.



    Todd A. Abraham has been the Fund's co-portfolio manager since August 1995. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Company from 1992 to 1993 and as a Bond Administrator at Ryland Asset Management Company from 1990 to 1992. Mr. Abraham received his M.B.A. in Finance from Loyola College.



Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund will pay to the distributor an amount, computed at an annual rate of up to .25 of 1% of the average daily net asset value of the Shares, to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.


The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.


In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 on 1% of the average daily net asset value of the Trust, computed at an annual rate, to obtain certain personal services for shareholders and provide maintenance of shareholder accounts. From time to


                                       10


time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.



Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.



The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder
Services, from their own assets, may also pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's Adviser or it's affiliates.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors (the "Federated Funds") as specified below:

              MAXIMUM                AVERAGE AGGREGATE DAILY NET ASSETS
         ADMINISTRATIVE FEE                OF THE FEDERATED FUNDS
        --------------------        ------------------------------------
             .15 of 1%              on the first $250 million
             .125 of 1%             on the next $250 million
             .10 of 1%              on the next $250 million
             .075 of 1%             on assets in excess of $750 million


                                       11

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

CUSTODIAN. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER  AGENT  AND DIVIDEND  DISBURSING  AGENT.   Federated  Services Company,
Boston Massachusetts, is the transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.


INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

EXPENSES OF THE FUND AND INSTITUTIONAL SERVICE SHARES

The Fund pays all of its own expenses. Holders of Shares pay their allocable portion of Fund and Trust expenses. The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities, Trustees' fees, the cost of meetings of Trustees, legal fees of the Trust, association membership dues, and such non-recurring and extraordinary items as may arise.

The Fund expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the Fund and Shares of the Fund, investment advisory services, taxes and commissions, custodian fees, insurance premiums, auditors' fees, and such non-recurring and extraordinary items as may arise.

At present, the only expenses allocated to the Shares as a class are expenses under the Fund's Rule 12b-1 Plan, which relates to the Shares. However, the Trustees reserve the right to allocate certain expenses to holders of Shares as they deem appropriate (the "Class Expenses"). In any case, the Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.

NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares will exceed that of Shares due to the variance in daily net income realized by each class as a result of different distribution charges incurred by the classes. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

                                       12

INVESTING IN INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.


BY WIRE. To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated ARMs Fund-- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal holidays restricting wire transfers.



BY MAIL. To purchase Shares of the Fund by mail, send a check made payable to Federated ARMs Fund-Institutional Service Shares to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank, into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days on which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                                       13

EXCHANGING SECURITIES FOR INSTITUTIONAL SERVICE SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Fund reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Fund are valued in the same manner as the Fund values its assets. Shareholders wishing to exchange securities should first contact Federated Securities Corp.

SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.

The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS
Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

REDEEMING INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset

                                       14


value. Redemption requests must be received in proper form and can be made by telephone request or by written request.


TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event longer than seven days later, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, the shareholders may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as that discussed in "Written Requests," should be considered.

WRITTEN REQUESTS


Shares may also be redeemed by sending a written request to the Fund. Call the Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, the class of Shares, his account number, and the share or dollar amount requested. If Share certificates have been issued, they should be sent by insured mail with the written request to: Federated Services Company, 500 Victory Road-2nd Floor, North Quincy, MA 02171.



SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


    - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

    - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

    - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING  PAYMENT.   Normally, a  check for the  proceeds is  mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

                                       15

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the Fund shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all portfolios entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

                                       16

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses related by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Fund:

    - the Fund is not subject to the Pennsylvania corporate or personal property tax; and

    - Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the Fund's portfolio securities would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield for Institutional Service Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Institutional Service Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Institutional Service Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Institutional Service Shares over a thirty-day period by the offering price per share of Institutional Service Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Institutional Service Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Institutional Service Shares are sold without any sales load or other similar non-recurring charges.

                                       17


Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, and other accounts where a financial institution maintains master accounts with an aggregate investment of at least $400 million in certain mutual funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. A minimum initial investment of $25,000 over a 90-day period is required. Institutional Shares are sold at net asset value and are distributed without a Rule 12b-1 Plan.



Shares and Institutional Shares are subject to certain of the same expenses. Expense differences between Shares and Institutional Shares may affect the performance of each class.



To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669.


                                       18

FEDERATED ARMS FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                VALUE
---------------   --------------------------------------------------  --------------
U.S. GOVERNMENT OBLIGATIONS--88.1%
--------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORP. REMIC--0.9%
                  --------------------------------------------------
$  8,221,340      10.15%, Series MH1-A, 4/15/2006                     $    8,387,328
                  --------------------------------------------------  --------------
                  FEDERAL HOME LOAN MORTGAGE CORP. PC ARM--49.3%
                  --------------------------------------------------
 477,343,424      5.261%-8.25%, 11/1/2017-4/1/2029                       489,417,687
                  --------------------------------------------------  --------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.2%
                  --------------------------------------------------
      20,303      12.00%, 3/1/2013                                            22,809
                  --------------------------------------------------
   4,136,004      11.50%, 8/1/2014-11/1/2015                               4,612,885
                  --------------------------------------------------
   6,908,461      11.00%, 12/1/2015                                        7,655,334
                  --------------------------------------------------  --------------
                      Total                                               12,291,028
                  --------------------------------------------------  --------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--24.5%
                  --------------------------------------------------
 237,424,907      5.50%-8.302%, 8/1/2018-3/1/2033                        242,721,636
                  --------------------------------------------------  --------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--4.2%
                  --------------------------------------------------
   5,985,111      12.00%, 9/15/2013-1/15/2014                              6,791,126
                  --------------------------------------------------
  16,071,037      11.50%, 10/15/2010-4/15/2020                            18,059,668
                  --------------------------------------------------
  15,231,109      11.00%, 12/15/2009-7/15/2020                            16,934,860
                  --------------------------------------------------  --------------
                      Total                                               41,785,654
                  --------------------------------------------------  --------------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM--8.0%
                  --------------------------------------------------
  55,000,000      6.00%, 10/20/2025                                       55,034,375
                  --------------------------------------------------
  25,000,000      5.50%, 9/20/2025                                        24,695,250
                  --------------------------------------------------  --------------
                      Total                                               79,729,625
                  --------------------------------------------------  --------------
                    TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED
                    COST $869,862,536)                                   874,332,958
                  --------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--5.0%
--------------------------------------------------------------------
                  U.S. TREASURY NOTES--5.0%
                  --------------------------------------------------
  50,000,000      5.625%-6.125%, 5/31/1997-6/30/1997                      49,997,200
                  --------------------------------------------------  --------------
                    TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST
                    $49,801,383)                                          49,997,200
                  --------------------------------------------------  --------------


                                       19

FEDERATED ARMS FUND
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                                VALUE
---------------   --------------------------------------------------  --------------
(a) REPURCHASE AGREEMENTS--14.5%
--------------------------------------------------------------------
$ 40,000,000      Harris, Nesbitt, Thomson Securities, Inc., 5.80%,
                  dated 8/31/1995, due 9/1/1995                       $   40,000,000
                  --------------------------------------------------
   3,445,000      J.P. Morgan Securities, Inc., 5.83%, dated
                  8/31/1995, due 9/1/1995                                  3,445,000
                  --------------------------------------------------
  50,000,000  (b) CS First Boston Corp., 5.76%, dated 8/18/1995, due
                  9/21/1995                                               50,000,000
                  --------------------------------------------------
  50,000,000  (b) CS First Boston Corp., 5.75%, dated 8/24/1995, due
                  9/21/1995                                               50,000,000
                  --------------------------------------------------  --------------
                    TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)      143,445,000
                  --------------------------------------------------  --------------
                    TOTAL INVESTMENTS (IDENTIFIED COST
                    $1,063,108,919)(C)                                $1,067,775,158
                  --------------------------------------------------  --------------
                                                                      --------------



(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in joint accounts with other Federated funds.

(b) Although final maturity falls beyond seven days, a liquidity feature is included in the transaction to permit termination of the repurchase agreement.


(c) The cost of investments for federal tax purposes amounts to $1,063,171,419. The unrealized appreciation of investments on a federal tax basis amounts to $4,603,739 which is comprised of $7,985,978 appreciation and $3,382,239 depreciation at August 31, 1995.


Note: The categories of  investments are  shown as  a percentage  of net  assets
      ($992,189,551) at August 31, 1995.


The following acronyms are used throughout this portfolio:



ARM           --      Adjustable Rate Mortgage
PC            --      Participation Certificate
REMIC         --      Real Estate Mortgage Investment Conduit



(See Notes which are an integral part of the Financial Statements)

                                       20

FEDERATED ARMS FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------


ASSETS:
----------------------------------------------------------------
Investments in repurchase agreements                $143,445,000
--------------------------------------------------
Investments in securities                            924,330,158
--------------------------------------------------  ------------
Total investments, at value (identified cost $1,063,108,919,
and tax cost $1,063,171,419)                                      $1,067,775,158
----------------------------------------------------------------
Cash                                                                       2,093
----------------------------------------------------------------
Income receivable                                                     18,725,347
----------------------------------------------------------------
Receivable for investments sold                                       64,983,932
----------------------------------------------------------------
Receivable for shares sold                                                21,893
----------------------------------------------------------------  --------------
    Total assets                                                   1,151,508,423
----------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------
Payable for investments purchased                   $154,694,653
--------------------------------------------------
Payable for shares redeemed                              513,244
--------------------------------------------------
Income distribution payable                            3,940,725
--------------------------------------------------
Accrued expenses                                         170,250
--------------------------------------------------  ------------
    Total liabilities                                                159,318,872
----------------------------------------------------------------  --------------
NET ASSETS for 102,766,717 shares outstanding                     $  992,189,551
----------------------------------------------------------------  --------------
                                                                  --------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------
Paid in capital                                                   $1,072,779,815
----------------------------------------------------------------
Net unrealized appreciation of investments                             4,666,239
----------------------------------------------------------------
Accumulated net realized loss on investments                        (85,501,005)
----------------------------------------------------------------
Undistributed net investment income                                      244,502
----------------------------------------------------------------  --------------
Total Net Assets                                                  $  992,189,551
----------------------------------------------------------------  --------------
                                                                  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
----------------------------------------------------------------
INSTITUTIONAL SHARES:
----------------------------------------------------------------
$856,500,205  DIVIDED BY 88,712,689 shares
outstanding                                                       $         9.65
----------------------------------------------------------------  --------------
                                                                  --------------
INSTITUTIONAL SERVICE SHARES:
----------------------------------------------------------------
$135,689,346  DIVIDED BY 14,054,028 shares
outstanding                                                       $         9.65
----------------------------------------------------------------  --------------
                                                                  --------------



(See Notes which are an integral part of the Financial Statements)

                                       21

FEDERATED ARMS FUND
STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------------
Interest (net of dollar roll expense of $512,518)                                             $ 73,723,992
------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                       $  7,041,965
--------------------------------------------------------------------------
Administrative personnel and services fee                                          888,461
--------------------------------------------------------------------------
Custodian fees                                                                     220,349
--------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                           125,626
--------------------------------------------------------------------------
Directors'/Trustees' fees                                                           16,925
--------------------------------------------------------------------------
Auditing fees                                                                       17,701
--------------------------------------------------------------------------
Legal fees                                                                          12,866
--------------------------------------------------------------------------
Portfolio accounting fees                                                          167,714
--------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                            451,765
--------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                   2,482,387
--------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                             451,765
--------------------------------------------------------------------------
Share registration costs                                                            40,841
--------------------------------------------------------------------------
Printing and postage                                                                16,583
--------------------------------------------------------------------------
Insurance premiums                                                                  30,336
--------------------------------------------------------------------------
Taxes                                                                               16,945
--------------------------------------------------------------------------
Miscellaneous                                                                       20,002
--------------------------------------------------------------------------    ------------
    Total expenses                                                              12,002,231
--------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                            $(2,149,890)
------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
  Shares                                                          (446,344)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares      (2,482,387)
------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service
  Shares                                                            (5,421)
------------------------------------------------------------   -----------
    Total waivers                                                               (5,084,042)
--------------------------------------------------------------------------    ------------
      Net expenses                                                                               6,918,189
------------------------------------------------------------------------------------------    ------------
        Net investment income                                                                   66,805,803
------------------------------------------------------------------------------------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------
Net realized loss on investments                                                               (14,896,854)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                             12,930,685
------------------------------------------------------------------------------------------    ------------
    Net realized and unrealized loss on investments                                             (1,966,169)
------------------------------------------------------------------------------------------    ------------
      Change in net assets resulting from operations                                          $ 64,839,634
------------------------------------------------------------------------------------------    ------------
                                                                                              ------------


(See Notes which are an integral part of the Financial Statements)

                                       22

FEDERATED ARMS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                  YEAR ENDED AUGUST 31,
                                                                            ----------------------------------
                                                                                 1995               1994
                                                                            ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                       $    66,805,803    $   109,274,386
-------------------------------------------------------------------------
Net realized gain (loss) on investments ($57,180,753 net loss and
$16,735,698 net loss, respectively, as computed for federal tax purposes)       (14,896,854)       (55,879,989)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments              12,930,685        (24,269,803)
-------------------------------------------------------------------------   ---------------    ---------------
    Change in net assets resulting from operations                               64,839,634         29,124,594
-------------------------------------------------------------------------   ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------
  Institutional Shares                                                          (56,778,571)       (90,585,086)
-------------------------------------------------------------------------
  Institutional Service Shares                                                   (9,782,730)       (18,689,300)
-------------------------------------------------------------------------   ---------------    ---------------
    Change in net assets resulting from distributions to shareholders           (66,561,301)      (109,274,386)
-------------------------------------------------------------------------   ---------------    ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                     53,202,918      1,886,076,982
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           16,413,082         34,585,437
-------------------------------------------------------------------------
Cost of shares redeemed                                                        (570,408,807)    (3,515,114,267)
-------------------------------------------------------------------------   ---------------    ---------------
    Change in net assets resulting from share transactions                     (500,792,807)    (1,594,451,848)
-------------------------------------------------------------------------   ---------------    ---------------
        Change in net assets                                                   (502,514,474)    (1,674,601,640)
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                           1,494,704,025      3,169,305,665
-------------------------------------------------------------------------   ---------------    ---------------
End of period (including undistributed net investment income of $244,502
and $0, respectively)                                                       $   992,189,551    $ 1,494,704,025
-------------------------------------------------------------------------   ---------------    ---------------
                                                                            ---------------    ---------------



(See Notes which are an integral part of the Financial Statements)

                                       23

FEDERATED ARMS FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated ARMs Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $75,715,884, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent


                                       24

FEDERATED ARMS FUND
--------------------------------------------------------------------------------
    permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


                     EXPIRATION YEAR       EXPIRATION AMOUNT
                     ---------------       -----------------
                          2001              1,799,4$33
                          2002             16,735,6$98
                          2003             57,180,7$53




    Additionally, net capital losses of $9,722,167 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's next taxable year.


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


    DOLLAR ROLL TRANSACTIONS--The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.


    OTHER--Investment transactions are accounted for on the trade date.

                                       25
FEDERATED ARMS FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund shares were as follows:


                                                      YEAR ENDED AUGUST 31,         YEAR ENDED AUGUST 31,
                                                    --------------------------  -----------------------------
               FEDERATED ARMS FUND                             1995                         1994
--------------------------------------------------  --------------------------  -----------------------------
INSTITUTIONAL SHARES                                  SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  ------------  ---------------
Shares sold                                           4,182,411  $  40,047,848   141,739,864  $ 1,407,584,109
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                1,395,941     13,381,363     2,487,150       24,495,269
--------------------------------------------------
Shares redeemed                                     (45,474,917)  (434,478,884) (283,203,693)  (2,797,587,573)
--------------------------------------------------  -----------  -------------  ------------  ---------------
  Net change resulting from Institutional Share
  transactions                                      (39,896,565) $(381,049,673) (138,976,679) $(1,365,508,195)
--------------------------------------------------  -----------  -------------  ------------  ---------------
                                                    -----------  -------------  ------------  ---------------


                                                      YEAR ENDED AUGUST 31,         YEAR ENDED AUGUST 31,
                                                    --------------------------  -----------------------------
               FEDERATED ARMS FUND                             1995                         1994
--------------------------------------------------  --------------------------  -----------------------------
INSTITUTIONAL SERVICE SHARES                          SHARES        AMOUNT         SHARES         AMOUNT
--------------------------------------------------  -----------  -------------  ------------  ---------------
Shares sold                                           1,373,723  $  13,155,070    48,183,748  $   478,492,873
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  316,407      3,031,719     1,024,374       10,090,168
--------------------------------------------------
Shares redeemed                                     (14,200,812)  (135,929,923)  (72,696,731)    (717,526,694)
--------------------------------------------------  -----------  -------------  ------------  ---------------
  Net change resulting from Institutional Service
  Share transactions                                (12,510,682) $(119,743,134)  (23,488,609) $  (228,943,653)
--------------------------------------------------  -----------  -------------  ------------  ---------------
                                                    -----------  -------------  ------------  ---------------
  Net change resulting from Fund share
  transactions                                      (52,407,247) $(500,792,807) (162,465,288) $(1,594,451,848)
--------------------------------------------------  -----------  -------------  ------------  ---------------
                                                    -----------  -------------  ------------  ---------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .60 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The FAS fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Inves-

                                       26

FEDERATED ARMS FUND
--------------------------------------------------------------------------------
tors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of each class of shares for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


INTERFUND TRANSACTIONS--During the year ended August 31, 1995, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser, common Directors/Trustees, and/ or common officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $150,485,148 and $139,930,230, respectively.
GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS


Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1995, were as follows:

--------------------------------------------------
PURCHASES                                           $1,397,819,370
--------------------------------------------------  --------------
SALES                                               $1,689,872,419
--------------------------------------------------  --------------


                                       27

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED ARMs FUND:


We have audited the accompanying statement of assets and liabilities of Federated ARMs Fund, including the portfolio of investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated ARMs Fund at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.


                                                               ERNST & YOUNG LLP


Pittsburgh, Pennsylvania
October 6, 1995


                                       28

ADDRESSES
--------------------------------------------------------------------------------


Federated ARMs Fund
              Institutional Service Shares                       Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.                         Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------

Investment Adviser
              Federated Management                               Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company                P.O. Box 8600
                                                                 Boston, Massachusetts 02266-8600
-------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
              Federated Services Company                         P.O. Box 8600
                                                                 Boston, Massachusetts 02266-8600
-------------------------------------------------------------------------------------------

Independent Public Accountants
              Ernst & Young LLP                                  One Oxford Centre
                                                                 Pittsburgh, Pennsylvania 15219
-------------------------------------------------------------------------------------------



                                       29

--------------------------------------------------------------------------------
                                            FEDERATED ARMS FUND
                                            INSTITUTIONAL SERVICE SHARES
                                            PROSPECTUS


                                           A Diversified Portfolio of
                                           Federated ARMs Fund,
                                           an Open-End Management
                                           Investment Company



                                           October 31, 1995



[LOGO]     FEDERATED SECURITIES CORP.
           Distributor
           A subsidiary of FEDERATED INVESTORS
           FEDERATED INVESTORS TOWER
           PITTSBURGH, PA 15222-3779
           Cusip 314082207
           8100309A-SS (10/95)                     [RECYCLED PAPER LOGO]





                              FEDERATED ARMS FUND
                              INSTITUTIONAL SHARES
                          INSTITUTIONAL SERVICE SHARES
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This Combined Statement of Additional Information should be read with the respective prospectus for Institutional Shares or Institutional Service Shares of Federated ARMs Fund (the "Fund") dated October 31, 1995. This Combined Statement is not a prospectus itself. To receive a copy of either prospectus, write or call the Fund.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated October 31, 1995













           FEDERATED SECURITIES
           CORP.

           Distributor
           A Subsidiary of
           FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND         Distribution Plan (Institutional
                                1            Service Shares Only) and
                                             Shareholder Services Agreement24
INVESTMENT OBJECTIVE AND POLICIES1
                                           Conversion to Federal Funds    25
 Types of Investments           1
 When-Issued and Delayed Delivery
  Transactions                  3
 Repurchase Agreements          3
 Lending of Portfolio Securities4
 Reverse Repurchase Agreements  4
 Portfolio Turnover             5
INVESTMENT LIMITATIONS          6

FEDERATED ARMS FUND MANAGEMENT  9

 Fund Ownership                18
 Trustees Compensation         18
 Trustee Liability             20
INVESTMENT ADVISORY SERVICES   20

 Adviser to the Fund           20
 Advisory Fees                 20
 Other Related Services        21
ADMINISTRATIVE SERVICES        21

 Transfer agent and Dividend
  Disbursing Agent             22
BROKERAGE TRANSACTIONS         22

PURCHASING SHARES              23



DETERMINING NET ASSET VALUE    25

 Determining Value of Securities25
REDEEMING SHARES               26

EXCHANGING SECURITIES FOR FUND SHARES
                               26

 Tax Consequences              13
TAX STATUS                     27

 The Fund's Tax Status         27
 Shareholders' Tax Status      27
TOTAL RETURN                   28

YIELD                          28

PERFORMANCE COMPARISONS        29

ABOUT FEDERATED INVESTORS      31

 Mutual Fund Market            32
 Institutional                 32
 Trust Organizations           32
 Broker/Dealers and
    Bank Broker/Dealer Subsidiaries
                               32
APPENDIX                       33



GENERAL INFORMATION ABOUT THE FUND

Federated ARMs Fund (the "Fund") was established as a Massachusetts business trust under a Declaration of Trust dated May 24, 1985. The Declaration of Trust permits the Fund to offer separate series and classes of shares.
Shares of the Fund are offered in two classes, Institutional Shares and Institutional Service Shares (individually and collectively referred to as the "Shares"). This Combined Statement of Additional Information relates to both of the above-mentioned Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with minimal volatility of principal. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on mortgage-related securities and other U.S. government securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders. The Fund anticipates that it will experience minimal volatility of principal due to the frequent adjustments to interest rates on adjustable and floating rate mortgage securities which comprise the portfolio. Of course, there can be no assurance that the Fund will be able to maintain minimal volatility of principal or that it will achieve its investment objective. The Fund endeavors to achieve its investment objective, however, by following the investment policies described in each prospectus and this Combined Statement of Additional Information.
TYPES OF INVESTMENTS
The Fund will invest at least 65% of the value of its total assets in adjustable and floating rate mortgage securities which are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. These securities and other U.S. government or agency obligations are backed by:
   o the full faith and credit of the U.S. Treasury;
   o the issuer's right to borrow from the U.S. Treasury;
   o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   o the credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
   o Federal Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives;
   o Federal Home Loan Banks;
   o Federal National Mortgage Association;
   o Student Loan Marketing Association; and
   o Federal Home Loan Mortgage Corporation.
  PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES
     Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities, such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.
     The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.
  CAPS AND FLOORS
     The value of mortgage-related securities in which the Fund invests may be affected if interest rates rise or fall faster and farther than the allowable caps on the underlying residential mortgage loans. For example, consider a residential mortgage loan with a rate which adjusts annually, an initial interest rate of 10%, a 2% per annum interest rate cap, and a 5% life of loan interest rate cap. If the index against which the underlying interest rate on the residential mortgage loan is compared--such as the one-year Treasury-- moves up by 3%, the residential mortgage loan rate may not increase by more than 2% to 12% the first year. As one of the underlying residential mortgages for the securities in which the Fund invests, the residential mortgage would depress the value of the securities and, therefore, the net asset value of the Fund. If the index against which the interest rate on the underlying residential mortgage loan is compared moves up no faster or farther than the cap on the underlying mortgage loan allows, or if the index moves down as fast or faster than the floor on the underlying mortgage loan allows, the mortgage would maintain or improve the value of the securities in which the Fund invests and, therefore, the net asset value of the Fund.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. REPURCHASE AGREEMENTS
The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve
the Fund's investment objective. For the fiscal years ended         August 31,
1995, and 1994, the portfolio turnover rates were 124%, and 65%, respectively. For the fiscal year ended August 31, 1995, the variation in the Fund's portfolio turnover rate was due to an increase in the number of redemptions incurred by the Fund.



INVESTMENT LIMITATIONS

  STRIPPED MORTGAGE SECURITIES
     The Fund will not invest in stripped mortgage securities, including securities which represent a share of only the interest payments or only the principal payments from underlying mortgage related securities.
  BUYING ON MARGIN
     The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets.
  SELLING SHORT
     The Fund will not sell securities short.



  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of the value of its total assets would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. With respect to the asset-backed securities, the Fund will treat the originator of the asset pool as the company issuing the securities for purposes of determining compliance with this limitation.
The above investment limitations cannot be changed without shareholder approval. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not engage in reverse repurchase agreements, purchase securities of other investment companies, borrow money, or invest in illiquid securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
FEDERATED ARMS FUND MANAGEMENT

Officers and Trustees are listed with their addresses, present positions with Federated ARMs Fund, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, Pennsylvania
Birthdate:  February 3, 1934
Trustee



Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, Florida
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, Pennsylvania
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.



 James E. Dowd
571 Hayward Mill Road
Concord, Massachusetts
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, Pennsylvania
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, Pennsylvania
Birthdate:  June 18, 1924
Trustee



Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
70 Westcliff Road
Westin, Massachusetts
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, Pennsylvania
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University



Pittsburgh, Pennsylvania
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, Pennsylvania
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, Pennsylvania
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Richard B. Fisher
Federated Investors Tower



Pittsburgh, Pennsylvania
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of some of the Funds.




David M. Taylor
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  January 13, 1947
Treasurer



Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


               *

       This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S.



Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of October 6, 1995, the following shareholders of record owned 5% or more of the Institutional Service Shares of the Fund: Hawaii Federal & State Employee Federal Credit Union, Hilo, Hawaii, owned approximately 962,095 shares (6.91%); First National Bank Shelby, Shelby, North Carolina, owned approximately 901,804 shares (6.47%); Bellco First FCU, Greenwood Village, Colorado, owned approximately 1,467,074 shares (10.53%); Cooperative Savings Bank, Lynchburg, Virginia, owned approximately 1,003,261 shares (7.20%); First Federal Savings & Loan of Charleston, North Charleston, South Carolina, owned approximately 1,004,016 shares (7.21%); and RAF Financial Corporation for the benefit of Manteno State Bank, Denver, Colorado, owned approximately 1,066,963 shares (7.66%).
As of October 6, 1995, the following shareholder of record owned 5% or more of the Institutional Shares of the Fund: APCO Employees Credit Union, Birmingham, Alabama, owned approximately 6,008,538 shares (6.99%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*           FROM FUND COMPLEX +



John F. Donahue  $0        $0 for the Trust and
Chairman and Trustee
                 68 other investment companies in the Fund Complex
Thomas G. Bigley $0        $20,688 for the Trust and
Trustee                    49 other investment companies in the Fund Complex
John T. Conroy, Jr.        $2570
                 $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
William J. Copeland        $2570
                 $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
James E. Dowd    $2570     $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.    $2375
                 $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.    $2570
                 $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Peter E. Madden  $1977     $90,563 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
Gregor F. Meyer  $2375     $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex
John E. Murray, Jr.        $1712
                 $0 for the Trust and
Trustee                    68 other investment companies in the Fund Complex
Wesley W. Posvar $2375     $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex



Marjorie P. Smuts$2375     $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended August 31, 1995.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended August 31, 1995, 1994, and 1993, the Fund's Adviser earned $7,041,965, $14,679,639, and
$12,533,139, respectively, of which $2,149,890, $3,459,009, and $4,249,470,



respectively, were voluntarily waived because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in each prospectus. Prior to March 1, 1994, Federated Administrative Services, Inc., also a subsidiary of Federated Investors, served as the Fund's administrator.



(For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services, Inc., may hereinafter collectively be referred to as, the "Administrators".) For the fiscal year ended August 31, 1995, Federated Administrative Services earned $888,461. For the fiscal year ended August 31, 1994, the Administrators collectively earned $1,429,050, none of which was waived. For the fiscal year ended August 31, 1993, Federated Administrative Services, Inc. earned $989,451. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.



The Adviser may select brokers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the adviser or by affiliates of Federated Investors in advising The Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
For the fiscal years ended August 31, 1995, 1994, and 1993, the Fund paid no brokerage commissions on brokerage transactions.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Fund is explained in the respective prospectus under "Investing in Institutional Shares," or "Investing in Institutional Service Shares."



DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan for the Institutional Service Shares, the Board of Trustees expects that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ending August 31, 1995, payments in the amount of $451,765 were made pursuant to the Distribution Plan (Institutional Service Shares only),



of which $446,344 was voluntarily waived. In addition, for this period, the Fund paid shareholder services fees in the amount of $451,765 (Institutional Service Shares) and $2,482,387 (Institutional Shares), of which $5,421 (Institutional Service Shares) and $2,482,387 (Institutional Shares) was voluntarily waived. CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus.
DETERMINING VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
   o as provided by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determines this is not fair value; or
   o at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
   o yield;
   o quality;
   o coupon rate;



   o maturity;
   o type of issue;
   o trading characteristics; and
   o other market data.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectus under "Redeeming Institutional Shares," or "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange U.S. government securities they already own for Shares, or they may exchange a combination of U.S. government securities and cash for Shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.




TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction or exclusion available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.



  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Shares.
TOTAL RETURN

The Fund's average annual total return for Institutional Shares for the one-year and five-year periods ended August 31, 1995, and for the period from December 3, 1985 (effective date of the Trust's registration statement) to August 31, 1995, were 6.21%, 7.67%, and 6.79%, respectively. The Fund's average annual total return for Institutional Service Shares for the one year period ended August 31, 1995 and for the period from May 4, 1992 (date of initial public investment) to August 31, 1995, were 5.94 and 4.02%, respectively.
The average annual total return for both classes of shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The Fund's yield for Institutional Shares for the thirty-day period ended August 31, 1995, was 6.30%. The Fund's yield for Institutional Service Shares was 6.04% for the same period.
The yield for both classes of shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange



Commission) earned by either class of shares over a thirty-day period by the maximum offering price per share by either class of shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by either class because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of both classes of shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o types of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's or either class of Share's expenses; and
   o various other factors.
Either class of Share's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and maximum offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute maximum offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LEHMAN BROTHERS ADJUSTABLE RATE MORTGAGE FUNDS AVERAGE is comprised of all agency guaranteed securities with coupons that periodically adjust over a spread of a published index.
   o LEHMAN BROTHERS 1-3 YEAR GOVERNMENT INDEX is comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year and maximum maturity of 2.9 years are included.
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. Mortgage Funds" category in advertising and sales literature.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for both classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time.
ABOUT FEDERATED INVESTORS

Federated is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the government sector, as of December 31, 1994, Federated managed 9 mortgage-backed, 4 government/agency and 17 government money market mutual funds, with assets approximating $8.5 billion, $1.6 billion and $17 billion, respectively. Federated trades approximately $300 million in U.S. government and mortgage-backed securities daily and places approximately $13 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $10 billion in government funds within these maturity ranges.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.



MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *source: Investment Company Institute



APPENDIX

STANDARD & POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS
AAA-Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong. AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB-Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.
B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" rating.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATING DEFINITIONS



AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA-Bonds which are rated "Baa" are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B-Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
FITCH INVESTORS SERVICE, INC., INVESTMENT GRADE BOND RATING DEFINITIONS AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+". A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
























    Cusip 314082108
    Cusip 314082207


                                   APPENDIX A

A1. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph. Federated ARMs Fund (Institutional Shares) (the "Fund") is represented by a solid line. Lehman Brothers 1-3 Year Government Bond Index ("LB1-3GBI") is represented by a large broken line, Lehman Brothers Adjustable Rate Mortgage Index ("LBARMI") is represented by a medium broken line, and Lipper Adjustable Rate Mortgage Funds Average ("LARMFA") is represented by a small broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund and in LB1-3GBI, LBARMI, and LARMFA, respectively. The "y" axis reflects the cost of the investment in $5,000 increments ranging from $20,000 to $55,000. The "x" axis reflects computation periods begining December 3, 1985 (the Fund's start of performance) to August 31, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LB1-3GBI, LBARMI, and LARMFA; the ending values are $47,428, $51,715, $49,200, and $44,739, respectively. There is also a legend in the bottom center which indicates the Average Annual Total Retun for the period ended August 31, 1995, begining with the start of performance date of the Fund, December 3, 1985, the five-year period, and the one-year period; the Average Annual Total Returns are 6.79%, 7.67%, and 6.21% respectively.

A2. The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components on the corresponding line graph. Federated ARMs Fund (Institutional Service Shares) (the "Fund") is represented by a solid line. Lehman Brothers 1-3 Year Government Bond Index ("LB1-3GBI") is represended by a large broken line, the Lehman Brothers Adjustable Rate Mortgage Index ("LBARMI") is represented by a medium broken line, and the Lipper Adjustable Rate Mortgage Funds Average ("LARMFA") is represented by a small broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $25,000 investment in the Fund and in LB1-3GBI, LBARMI, and LARMFA, respectively. The "y" axis reflects the cost of the investment in $1000 increments ranging from $24,500 to $30,500. The "x" axis reflects computation periods begining April 25, 1992 (the Fund's start of performance) to August 31, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LB1-3GBI, LBARMI, and LARMFA; the ending values are $28,530, $29,977, $29,929, and $27,147, respectively. There is also a legend in the bottom center which indicates the Average Annual Total Return for the period ended August 31, 1995, begining on April 25, 1992 (the Fund's start of performance), and the one-year period; the